Share based payment reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72	$ 0.94	$ 1.19
Compensation expenses	$ 400	$ 0
Compensation expense	$ 200	0
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.25
Restricted share units grant date fair value		$ 950
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	2,106,675	12,513,055